Related Party Transactions - Summary of Key Management Personnel Compensation (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	£ 10	£ 9	£ 7
Retirement benefits	1	1	1
Share-based payment costs	19	11	9
Total	£ 30	£ 21	£ 17